Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) shares in Thousands	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans (in shares)	57,065	64,670	70,027
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans (in shares)	24	15
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially (in shares)	17,940	22,609
Shareholdings, options and other securities of Key Management Personnel (in shares)	17,964	22,624